Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of March 31,
	2024	2023
Deductible VAT-Input (1)	$477,696	$238,383
Income tax recoverable (2)	696,531	337,445
Advances to vendors (3)	255,550	77,905
Security deposits (4)	-	133,158
Others	44,628	27,417
Prepaid expenses and other current assets	$1,474,405	$814,308

(1)

The Company’s PRC and Netherlands subsidiaries, CCSC Interconnect DG and CCSC Interconnect NL are VAT general taxpayers which are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities. Deductible VAT- Input represents the qualified input VAT from purchase of raw materials exceeds the output VAT from sales of products. Such amount can be used to offset future VAT tax liabilities. During the fiscal year 2024, the Company made a revision of $427,726 and revise the prior period financial statements, as detailed in Note 17.

(2)	The Company’s Hong Kong subsidiaries, CCSC Technology Group and CCSC Interconnect HK, make income tax prepayments to Hong Kong based on estimated taxable income based on the preceding year’s taxable income. This payment is used to offset against the actual income tax liability which assessed by local tax authority at year-end based on actual taxable income generated by CCSC Technology Group and CCSC Interconnect HK. Any overpayment will be refundable in accordance with Hong Kong tax laws when the final income tax liability is determined based on actual taxable income generated during the year. The Company recorded income tax recoverable of $696,531 and $337,445 as of March 31, 2024 and 2023, respectively. The Company received tax refunds of nil, $126,413 and $461,418 for the fiscal years ended March 31, 2024, 2023 and 2022.

(3)	Advances to vendors primarily consist of prepayments to suppliers for raw material purchases, a prepayment for directors &officers liability insurance and a prepayment for marketing promotions.

(4)	Security deposits represent rental security payment to the landlords, which will be refunded within one year upon maturity of the leases.